NORWEST SELECT
                               Two Portland Square
                               Portland, Me 04101




                                                              May 8, 1998

VIA EDGAR
Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Norwest Select ("Registrant")
         File Nos. 33-74176, 811-8202
         CIK: 0000915985

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies that the form of Prospectus and Statement of Additional Information relating to Income Equity Fund, Intermediate Bond Fund, Small Company Stock Fund and ValuGrowthSM Stock Fund, series of the Registrant that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in the most recent amendment to the Registrant's Registration Statement, dated May 1, 1998, which was filed with the Securities and Exchange Commission via EDGAR on April 30, 1998, accession number 0001004402-98-000271.

Sincerely,

Norwest Select

By:   /s/ John Y. Keffer
     ----------------------------------
      John Y. Keffer, Chairman and President